SEGMENTED DISCLOSURE INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
SEGMENTED DISCLOSURE INFORMATION

14.	SEGMENTED DISCLOSURES INFORMATION

The Trust has one reportable segment — the ownership and rental of industrial real estate as determined by the information reviewed by the chief operating decision maker who is the President and Chief Executive Officer. The following tables present certain information with respect to geographic segmentation:

Revenue
Years ended December 31,	2024		2023
Canada	$96,593	17%	$80,460	15%
United States	314,179	55%	296,520	58%
Austria	73,521	13%	63,825	12%
Germany	41,050	7%	38,800	7%
Netherlands	43,796	8%	41,645	8%
	$569,139	100%	$521,250	100%

For the year ended December 31, 2024, revenue from Magna International Inc. and its subsidiaries comprised approximately 24% (2023 — 23%) of the Trust’s total revenue.

Investment Properties
As at December 31,	2024		2023
Canada	$2,111,977	22%	$2,018,661	23%
United States	5,043,622	54%	4,593,136	52%
Austria	834,554	9%	819,002	9%
Germany	625,670	7%	612,350	7%
Netherlands	781,463	8%	764,990	9%
	$9,397,286	100%	$8,808,139	100%